Goodwill and intangible assets (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
VIU forecast period	5 years
Cash-generating units
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Cash-generating units | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax discount rate	14.10%	12.50%
Cash-generating units | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Pre-tax discount rate	16.00%	14.70%